Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies

Charter Hire Receivable

The Company has entered into time charters for its vessels. The charter hire is fixed for the duration of the charter. The maximum contracted future annual charter hire receivable (not allowing for any offhire and assuming expiry at the midpoint between the earliest and latest possible end dates) for the fleet of 17 vessels as at December 31, 2013 is as follows:

Year ending December 31,	Fleet as at December 31, 2013
2014	137,632
2015	135,952
2016	135,013
2017	107,811
2018	82,034
Thereafter	313,698

$912,140

The above table does not include the effect of the amendments to four charters referred to in note 19.